Leases - Reconciliation of lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Beginning Balance	€ 46,665	€ 49,951
Additions to lease liabilities	25,290	4,281
Accretion of interest	3,242	2,797
Interest paid	(3,242)	(2,797)
Payments	(7,555)	(7,830)
Rent concessions	(195)	(53)
Derecognition due to lease termination	(79)	(233)
Foreign currency effects	(1,274)	549
Ending Balance	62,852	46,665
Current	11,010	9,968
Non-current	€ 51,842	€ 36,697